Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 92.6%
FAR EAST — 63.0%
China — 29.5%
3SBio, Inc.[1]	3,638,865	$7,157,253
AIA Group, Ltd.	2,617,491	26,058,373
Aier Eye Hospital Group Co., Ltd. — A	1,990,973	10,073,075
Alibaba Group Holding, Ltd. — SP ADR**	364,939	66,583,121
Baidu, Inc. — SP ADR**	39,568	6,522,785
China Construction Bank Corp. — H	20,400,203	17,489,712
China Mengniu Dairy Co., Ltd.	3,521,562	13,099,397
China Merchants Bank Co., Ltd. — H	2,042,564	9,926,664
China Resources Beer Holdings Co., Ltd.	1,790,336	7,537,705
China Telecom Corp., Ltd. — H	22,922,844	12,731,750
CRRC Corp., Ltd. — H	11,086,680	10,451,204
Foshan Haitian Flavouring & Food Co., Ltd. — A	795,651	10,265,013
Galaxy Entertainment Group, Ltd.	1,190,293	8,104,658
GDS Holdings, Ltd. — ADR**	193,778	6,915,937
Han’s Laser Technology Industry Group Co., Ltd. — A	1,466,872	9,211,333
HUYA, Inc. — ADR**	454,728	12,791,499
Industrial & Commercial Bank of China, Ltd. — H	40,685,656	29,801,785
Noah Holdings, Ltd. — SP ADR**	53,267	2,581,319
Ping An Healthcare and Technology Co., Ltd.1**	1,487,859	8,396,506
Ping An Insurance Group Co. of China, Ltd. — H	3,730,003	41,766,796
Shanghai International Airport Co., Ltd. — A	1,877,189	17,360,688
Shenzhou International Group Holdings, Ltd.	1,127,702	15,112,740
Sunny Optical Technology Group Co., Ltd.	1,003,963	11,990,080
TAL Education Group — ADR**	233,495	8,424,500
Techtronic Industries Co., Ltd.	2,479,850	16,664,066
Tencent Holdings, Ltd.	1,634,588	75,170,704
Tencent Music Entertainment Group — ADR**	444,424	8,044,074
Wuxi Biologics Cayman, Inc.1**	1,567,376	15,244,576

		485,477,313

India — 11.9%
Apollo Hospitals Enterprise, Ltd.	292,927	5,190,865
Biocon, Ltd.	891,412	7,856,393
Dabur India, Ltd.	531,945	3,139,071
HDFC Bank, Ltd. — ADR	364,475	42,246,297

	Number of Shares	Value (Note A)
ICICI Bank, Ltd. — SP ADR	2,990,260	$34,268,380
ITC, Ltd.	1,911,208	8,200,745
Kotak Mahindra Bank, Ltd.	845,796	16,293,248
Larsen & Toubro, Ltd.	384,228	7,683,451
MakeMyTrip, Ltd.**	265,404	7,325,150
Nestle India, Ltd.	42,058	6,654,574
Petronet LNG, Ltd.	1,874,672	6,807,272
Reliance Industries, Ltd.	1,231,806	24,240,484
Tata Consultancy Services, Ltd.	604,216	17,458,375
Titan Co., Ltd.	541,116	8,919,138

		196,283,443

Taiwan — 6.2%
Cathay Financial Holding Co., Ltd.	4,043,860	5,897,747
Formosa Plastics Corp.	2,890,424	10,269,185
Giant Manufacturing Co., Ltd.	1,384,154	9,880,238
Hon Hai Precision Industry Co., Ltd.	5,045,012	12,031,225
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,567,944	64,222,986

		102,301,381

South Korea — 5.7%
LG Household & Health Care, Ltd.	13,465	16,809,008
Macquarie Korea Infrastructure Fund	1,268,647	11,902,996
Samsung Electronics Co., Ltd.	854,493	33,612,116
Samsung Fire & Marine Insurance Co., Ltd.	52,614	13,951,911
Samsung SDI Co., Ltd.	39,503	7,464,887
SK Hynix, Inc.	140,306	9,171,619

		92,912,537

Indonesia — 4.0%
PT Bank Central Asia Tbk	14,727,066	28,699,163
PT Bank Mandiri Persero Tbk	19,408,021	10,153,775
PT Semen Indonesia Persero Tbk	13,248,324	12,978,520
PT Telekomunikasi Indonesia Persero Tbk	49,981,201	13,864,167

		65,695,625

Thailand — 2.4%
CP ALL PCL — NVDR	11,233,833	26,460,659
Kasikornbank PCL — NVDR	2,250,535	13,296,843

		39,757,502

Philippines — 1.6%
BDO Unibank, Inc.	6,730,957	17,151,058
SM Prime Holdings, Inc.	12,836,382	9,753,792

		26,904,850

Japan — 0.8%
Keyence Corp.	20,714	12,890,414
Vietnam — 0.5%
Vietnam Dairy Products JSC	1,286,810	7,475,521

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
Cambodia — 0.4%
NagaCorp, Ltd.	5,085,816	$7,113,709

Total FAR EAST		1,036,812,295

EUROPE — 11.0%
Russia — 5.5%
Lukoil PJSC — SP ADR	281,619	25,233,062
Novatek PJSC — SP GDR	164,000	28,109,600
Sberbank of Russia PJSC — SP ADR	1,955,185	25,925,753
Yandex NV — A**	344,367	11,825,563

		91,093,978

United Kingdom — 1.7%
Diageo PLC	408,094	16,679,244
Rio Tinto PLC	198,404	11,527,785

		28,207,029

Poland — 1.0%
CD Projekt SA**	303,950	15,833,203
Hungary — 0.9%
OTP Bank PLC	339,665	14,945,184
Netherlands — 0.7%
Heineken NV	112,094	11,829,811
France — 0.7%
LVMH Moet Hennessy Louis Vuitton SE	29,613	10,892,359
Greece — 0.5%
Hellenic Telecommunications Organization SA	638,543	8,552,491

Total EUROPE		181,354,055

SOUTH AMERICA — 10.0%
Brazil — 8.1%
B3 SA - Brasil Bolsa Balcao	1,309,488	10,662,259
Banco Bradesco SA — ADR	710,652	7,753,213
BK Brasil Operacao e Assessoria a Restaurantes SA	2,007,046	11,318,420
Cia Brasileira de Distribuicao — Pref.	237,036	5,505,524
Linx SA	901,151	8,497,451
Lojas Renner SA	914,716	10,171,948
Magazine Luiza SA	173,900	7,628,264
Notre Dame Intermedica Participacoes SA	1,261,164	10,523,255
Pagseguro Digital, Ltd. — A**	382,248	11,410,103
Petroleo Brasileiro SA — SP ADR	1,401,404	22,310,352
Raia Drogasil SA	652,492	10,837,232
Rumo SA**	1,591,697	7,732,151
Transmissora Alianca de Energia Eletrica SA	1,376,532	8,726,046

		133,076,218

Peru — 1.1%
Credicorp, Ltd.	76,898	18,451,675
Argentina — 0.8%
MercadoLibre, Inc.**	24,496	12,437,354

	Number of Shares	Value (Note A)

Total SOUTH AMERICA		$163,965,247

NORTH AMERICA — 5.0%
Mexico — 2.5%
Grupo Aeroportuario del Centro Norte SAB de CV	960,302	5,413,936
Grupo Financiero Banorte SAB de CV — O	2,708,594	14,714,970
Wal-Mart de Mexico SAB de CV	8,019,194	21,437,950

		41,566,856

United States — 2.5%
Abbott Laboratories	103,334	8,260,520
Liberty Media Corp-Liberty Formula One — C**	480,082	16,826,874
NIKE, Inc. — B	187,291	15,771,775

		40,859,169

Total NORTH AMERICA		82,426,025

AFRICA — 3.4%
South Africa — 2.9%
Anglo American Platinum, Ltd.	119,745	6,109,350
Capitec Bank Holdings, Ltd.	128,110	11,986,293
Clicks Group, Ltd.	504,090	6,435,652
FirstRand, Ltd.	2,092,404	9,130,227
Naspers, Ltd. — N	58,488	13,507,075

		47,168,597

Egypt — 0.5%
Commercial International Bank Egypt SAE	2,222,780	8,741,053

Total AFRICA		55,909,650

MIDDLE EAST — 0.2%
Israel — 0.2%
Nice, Ltd. — SP ADR**	27,541	3,374,048

Total MIDDLE EAST		3,374,048

Total EQUITY SECURITIES (Cost $1,219,666,563)		1,523,841,320

TOTAL INVESTMENTS (COST $1,219,666,563)	92.6%	$1,523,841,320
Other Assets In Excess Of Liabilities	7.4%	120,899,107

Net Assets	100.0%	$1,644,740,427

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At March 31, 2019, these securities amounted to $30,798,335 or 1.9% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR	— American Depository Receipt
NVDR	— Non-Voting Depository Receipt

SP ADR  — Sponsored American Depository Receipt

SP GDR  — Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 96.1%
FAR EAST — 73.6%
China — 28.6%
3SBio, Inc.[1]	537,000	$1,056,221
51Job, Inc. — ADR**	4,995	389,011
Ausnutria Dairy Corp., Ltd.	560,000	747,623
Baozun, Inc. — SP ADR**	23,679	983,626
China Conch Venture Holdings, Ltd.	298,000	1,066,733
China Resources Cement Holdings, Ltd.	892,914	921,357
CIMC Enric Holdings, Ltd.	362,000	371,225
Country Garden Services Holdings Co., Ltd.**	439,000	817,608
Fu Shou Yuan International Group, Ltd.	431,617	395,881
GDS Holdings, Ltd. — ADR**	62,374	2,226,128
Greentown Service Group Co., Ltd.	672,696	596,432
Hangzhou Tigermed Consulting Co., Ltd. — A	81,332	802,403
Hua Hong Semiconductor, Ltd.[1]	153,000	358,626
Huazhu Group Ltd. — ADR	24,012	1,011,866
Kingdee International Software Group Co., Ltd.	881,966	1,020,166
Li Ning Co., Ltd.**	1,658,310	2,602,613
Maanshan Iron & Steel Co., Ltd. — H	963,546	471,343
Sany Heavy Equipment International Holdings Co., Ltd.**	977,725	419,739
Times China Holdings, Ltd.	186,000	385,745
Xinyi Solar Holdings, Ltd.	2,244,000	1,080,557
Yihai International Holding, Ltd.	199,157	886,698
Zhejiang Supor Co., Ltd. — A	91,390	1,020,355
Zhuzhou CRRC Times Electric Co., Ltd. — H	230,000	1,359,499

		20,991,455

India — 18.8%
Aarti Industries	37,990	865,174
Berger Paints India, Ltd.	115,573	540,119
Britannia Industries, Ltd.	10,462	465,976
Cholamandalam Investment and Finance Co., Ltd.	53,195	1,115,271
Dabur India, Ltd.	61,088	360,488
Godrej Properties, Ltd.**	34,668	406,933
ICICI Lombard General Insurance Co., Ltd.[1]	84,673	1,262,975
India Grid Trust[1]	627,669	742,964
Indraprastha Gas, Ltd.	212,130	935,332
Info Edge India, Ltd.	70,121	1,865,052
Ipca Laboratories, Ltd.	51,613	731,523
L&T Technology Services, Ltd.[1]	17,547	398,243
Page Industries, Ltd.	2,217	799,184
Radico Khaitan, Ltd.	193,131	1,101,495
RBL Bank, Ltd.[1]	69,158	679,201
The Indian Hotels Co., Ltd.	506,048	1,131,531

	Number of Shares	Value (Note A)
Voltas, Ltd.	41,489	$376,979

		13,778,440

Taiwan — 8.1%
Accton Technology Corp.	374,000	1,510,780
Chailease Holding Co., Ltd.	190,000	776,756
Chroma ATE, Inc.	99,000	470,580
Eclat Textile Co., Ltd.	60,672	816,952
Parade Technologies, Ltd.	62,584	1,049,818
Sunny Friend Environmental Technology Co., Ltd.	71,000	555,182
TCI Co., Ltd.	28,900	395,704
Wiwynn Corp.	30,000	382,051

		5,957,823

Indonesia — 6.7%
PT Ace Hardware Indonesia Tbk	12,038,300	1,504,788
PT Bank Tabungan Pensiunan Nasional Syariah Tbk**	7,537,300	1,169,764
PT Indo Tambangraya Megah Tbk	257,200	432,129
PT Indocement Tunggal Prakarsa Tbk	817,800	1,257,712
PT Summarecon Agung Tbk	8,883,900	586,437

		4,950,830

Philippines — 4.4%
Megaworld Corp.	19,058,600	2,105,121
Puregold Price Club, Inc.	1,204,500	1,103,341

		3,208,462

Cambodia — 3.3%
NagaCorp, Ltd.	1,726,276	2,414,603
South Korea — 2.1%
Fila Korea, Ltd.	12,096	831,194
Koh Young Technology, Inc.	9,335	703,147

		1,534,341

Bangladesh — 1.1%
BRAC Bank, Ltd.**	923,392	846,215
Singapore — 0.5%
Keppel DC REIT	334,200	369,895

Total FAR EAST		54,052,064

SOUTH AMERICA — 10.7%
Brazil — 10.7%
Arco Platform, Ltd. — A**	27,646	892,689
Banco Inter SA — Pref.[1]	38,400	521,075
BK Brasil Operacao e Assessoria a Restaurantes SA	126,200	711,685
Cia de Locacao das Americas	38,700	379,355
Cyrela Brazil Realty SA Empreendimentos e Participacoes	89,000	367,334
Energisa SA	23,600	242,368
Gol Linhas Aereas Inteligentes SA — Pref.**	106,600	699,985
Iochpe Maxion SA	62,000	340,455
Linx SA	89,200	841,116
Lojas Renner SA	50,400	560,465

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
Metalurgica Gerdau SA — Pref.	305,347	$556,048
Notre Dame Intermedica Participacoes SA	87,815	732,735
Rumo SA**	207,600	1,008,480

Total SOUTH AMERICA		7,853,790

EUROPE — 7.2%
Poland — 3.8%
CD Projekt SA**	33,702	1,755,587
Dino Polska SA1**	34,393	1,083,907

		2,839,494

Russia — 2.6%
Globaltrans Investment PLC — SP GDR	97,660	1,039,102
TCS Group Holding PLC — GDR	48,127	853,773

		1,892,875

United Kingdom — 0.8%
KAZ Minerals PLC	67,521	574,621

Total EUROPE		5,306,990

AFRICA — 4.1%
South Africa — 3.4%
Clicks Group, Ltd.	45,608	582,271
Impala Platinum Holdings, Ltd.**	117,513	496,806
Kumba Iron Ore, Ltd.	33,383	995,561
The Foschini Group, Ltd.	33,601	379,587

		2,454,225

Egypt — 0.7%
Eastern Co. SAE	499,706	524,792

Total AFRICA		2,979,017

NORTH AMERICA — 0.5%
Mexico — 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	8,477	382,228

Total NORTH AMERICA		382,228

Total EQUITY SECURITIES (Cost $60,249,956)		70,574,089

TOTAL INVESTMENTS (COST $60,249,956)	96.1%	$70,574,089
Other Assets In Excess Of Liabilities	3.9%	2,854,206

Net Assets	100.0%	$73,428,295

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At March 31, 2019, these securities amounted to $6,103,212 or 8.3% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SP ADR — Sponsored American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Frontier Emerging Markets Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 61.3%
FAR EAST — 43.8%
Vietnam — 26.0%
Airports Corp. of Vietnam JSC	338,600	$1,235,969
Bank for Foreign Trade of Vietnam JSC	197,580	573,054
Saigon Beer Alcohol Beverage Corp.	21,770	234,269
Vietnam Engine & Agricultural Machinery Corp.	127,800	289,704
Viettel Post Joint Stock Corp.**	22,400	191,139
Vincom Retail JSC**	256,135	381,929
Vingroup JSC**	80,950	404,331
Vinhomes JSC[1] **	100,000	394,329

		3,704,724

Bangladesh — 10.7%
BRAC Bank, Ltd.**	605,814	555,180
British American Tobacco Bangladesh Co., Ltd.	5,861	311,505
Delta Brac Housing Finance Corp., Ltd.	137,038	221,275
Singer Bangladesh, Ltd.	53,058	120,835
Square Pharmaceuticals, Ltd.	100,065	318,049

		1,526,844

Philippines — 3.9%
Megaworld Corp.	2,276,800	251,484
Puregold Price Club, Inc.	248,600	227,722
Wilcon Depot, Inc.	282,000	83,134

		562,340

Cambodia — 3.2%
NagaCorp, Ltd.	326,000	455,988

Total FAR EAST		6,249,896

MIDDLE EAST — 10.7%
Kuwait — 5.7%
Kuwait Finance House KSCP	96,615	221,760
National Bank of Kuwait SAKP	198,627	587,847

		809,607

Pakistan — 3.4%
Bank Al Habib, Ltd.	309,000	188,056
Meezan Bank, Ltd.	431,500	303,660

		491,716

Saudi Arabia — 0.8%
United International Transportation Co.	12,890	111,187
Oman — 0.8%
Bank Muscat SAOG	103,475	108,044

Total MIDDLE EAST		1,520,554

AFRICA — 6.8%
Egypt — 2.8%
Eastern Co. SAE	241,653	253,784
ElSewdy Electric Co.	78,925	70,818

	Number of Shares	Value (Note A)
Ghabbour Auto**	277,177	$79,171

		403,773

Kenya — 1.9%
Safaricom PLC	1,002,561	274,013
Nigeria — 1.1%
Guaranty Trust Bank PLC	785,467	78,438
Zenith Bank PLC	1,161,768	70,157

		148,595

Morocco — 1.0%
Societe d’Exploitation des Ports	7,834	145,872

Total AFRICA		972,253

Total EQUITY SECURITIES (Cost $7,255,962)		8,742,703

TOTAL INVESTMENTS (COST $7,255,962)	61.3%	$8,742,703
Other Assets In Excess Of Liabilities	38.7%	5,515,416

Net Assets	100.0%	$14,258,119

[1]

144A - This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At March 31, 2019, this security amounted to $394,329 or 2.8% of net assets. This 144A security has not been deemed illiquid.

**	Non-income producing security

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 95.1%
EUROPE — 48.7%
United Kingdom — 14.5%
Aveva Group PLC	153,182	$6,436,286
Balfour Beatty PLC	1,075,692	3,672,131
Burford Capital, Ltd.	75,606	1,660,264
Cranswick PLC	35,632	1,263,256
Croda International PLC	77,672	5,096,662
Greene King PLC	377,592	3,272,418
Oxford Biomedica PLC**	127,233	1,181,551
Rentokil Initial PLC	854,746	3,933,181
Serco Group PLC**	730,453	1,217,771
Spirax-Sarco Engineering PLC	35,950	3,366,596
Stock Spirits Group PLC	498,519	1,493,388
The Weir Group PLC	206,418	4,188,690
Vesuvius PLC	178,252	1,377,902

		38,160,096

Germany — 6.7%
Carl Zeiss Meditec AG	21,280	1,777,192
MTU Aero Engines AG	8,825	1,997,717
Puma SE	10,059	5,833,692
Scout24 AG1	80,861	4,187,001
TAG Immobilien AG	156,374	3,859,094

		17,654,696

Italy — 4.7%
Amplifon SpA	138,723	2,699,890
Davide Campari-Milano SpA	332,435	3,262,969
DiaSorin SpA	20,988	2,111,843
Leonardo SpA	112,694	1,309,660
Maire Tecnimont SpA	486,202	1,852,177
Piaggio & C SpA	494,009	1,204,738

		12,441,277

Netherlands — 4.0%
Argenx SE**	22,827	2,816,694
BE Semiconductor Industries NV	51,378	1,367,068
OCI NV**	105,174	2,890,498
QIAGEN NV**	82,712	3,353,164

		10,427,424

France — 3.4%
Edenred	73,999	3,367,666
JCDecaux SA	63,589	1,934,505
Teleperformance	15,128	2,718,580
Ubisoft Entertainment SA**	11,641	1,036,311

		9,057,062

Denmark — 3.1%
Ambu AS — B	64,111	1,696,359
Ascendis Pharma AS — ADR**	20,045	2,359,296
GN Store Nord AS	53,468	2,482,437
Royal Unibrew AS	21,499	1,586,082

		8,124,174

Norway — 2.3%
Petroleum Geo-Services ASA**	1,135,865	2,624,686
Sbanken ASA[1]	55,547	504,273

	Number of Shares	Value (Note A)
Schibsted ASA	71,741	$2,816,422

		5,945,381

Switzerland — 2.3%
Galenica AG1	34,498	1,708,010
Tecan Group AG	17,837	4,206,003

		5,914,013

Sweden — 2.0%
Elekta AB — B	214,103	2,662,096
Tele2 AB — B	187,848	2,502,337

		5,164,433

Luxembourg — 1.9%
B&M European Value Retail SA	651,548	3,170,418
Befesa SA1	39,119	1,704,814

		4,875,232

Spain — 1.3%
Masmovil Ibercom SA**	164,292	3,472,126
Finland — 1.2%
Huhtamaki OYJ	87,312	3,248,759
Poland — 0.6%
Dino Polska SA1**	51,620	1,626,822
Russia — 0.6%
Globaltrans Investment PLC — SP GDR	136,414	1,451,445
Belgium — 0.1%
Melexis NV	4,396	266,040

Total EUROPE		127,828,980

FAR EAST — 26.4%
Japan — 16.5%
Anritsu Corp.	66,957	1,238,490
Hitachi High-Technologies Corp.	67,285	2,753,203
Kobe Bussan Co., Ltd.	37,000	1,402,147
Minebea Mitsumi, Inc.	113,210	1,698,712
NET One Systems Co., Ltd.	157,265	3,954,683
Nichias Corp.	154,179	3,049,358
Nihon Unisys, Ltd.	87,275	2,308,854
Nomura Co., Ltd	74,869	2,107,654
PALTAC Corp.	66,910	3,634,379
SCSK Corp.	52,385	2,332,581
SG Holdings Co., Ltd.	101,359	2,949,407
Shimadzu Corp.	103,598	2,991,190
TechnoPro Holdings, Inc.	72,480	4,316,232
Tokyo Tatemono Co., Ltd.	237,664	2,909,953
United Arrows, Ltd.	89,659	3,118,609
Yokogawa Electric Corp.	122,849	2,539,448

		43,304,900

South Korea — 2.7%
CJ Logistics Corp.**	28,620	4,172,857
Douzone Bizon Co., Ltd.	30,786	1,263,878
Koh Young Technology, Inc.	7,626	574,419
Orion Corp.	12,322	1,085,543

		7,096,697

China — 2.7%
CIMC Enric Holdings, Ltd.	1,902,969	1,951,465
Li Ning Co., Ltd.**	2,253,813	3,537,217

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
Zhuzhou CRRC Times Electric Co., Ltd. — H	250,784	$1,482,351

		6,971,033

Taiwan — 1.9%
Eclat Textile Co., Ltd.	94,445	1,271,708
Giant Manufacturing Co., Ltd.	345,891	2,469,007
Hiwin Technologies Corp.	155,818	1,314,472

		5,055,187

Australia — 1.4%
Megaport, Ltd.**	365,670	1,061,945
NEXTDC, Ltd.**	563,658	2,525,425

		3,587,370

Cambodia — 0.7%
NagaCorp, Ltd.	1,289,867	1,804,182
Philippines — 0.5%
Megawide Construction Corp.	3,541,029	1,449,859

Total FAR EAST		69,269,228

NORTH AMERICA — 13.9%
Canada — 13.4%
Aritzia, Inc.**	208,215	2,767,163
CAE, Inc.	269,148	5,963,612
Canada Goose Holdings, Inc.**	37,576	1,804,399
Cargojet, Inc.	52,662	3,159,287
Empire Co., Ltd. — A	138,075	2,989,119
Kinaxis, Inc.**	66,618	3,886,860
Kirkland Lake Gold, Ltd.	51,858	1,577,064
Morneau Shepell, Inc.	143,128	2,935,712
Parkland Fuel Corp.	136,638	4,174,752
SSR Mining, Inc.**	157,952	1,996,340
TFI International, Inc.	44,136	1,303,587
Wheaton Precious Metals Corp.	116,171	2,765,293

		35,323,188

Mexico — 0.5%
Grupo Cementos de Chihuahua SAB de CV	222,900	1,228,173

Total NORTH AMERICA		36,551,361

SOUTH AMERICA — 3.1%
Brazil — 3.1%
BK Brasil Operacao e Assessoria a Restaurantes SA	487,314	2,748,131
Cyrela Brazil Realty SA Empreendimentos e Participacoes	233,490	963,694
Rumo SA**	522,645	2,538,907
Sul America SA	266,749	2,013,213

Total SOUTH AMERICA		8,263,945

MIDDLE EAST — 1.6%
Israel — 1.6%
CyberArk Software, Ltd.**	35,231	4,194,251

Total MIDDLE EAST		4,194,251

AFRICA — 1.4%
South Africa — 1.4%
Clicks Group, Ltd.	160,859	2,053,666

	Number of Shares	Value (Note A)
Pick n Pay Stores, Ltd.	346,926	$1,596,767

Total AFRICA		3,650,433

Total EQUITY SECURITIES (Cost $221,724,503)		249,758,198

TOTAL INVESTMENTS (COST $221,724,503)	95.1%	$249,758,198
Other Assets In Excess Of Liabilities	4.9%	12,994,117

Net Assets	100.0%	$262,752,315

[1]

144A — This security was purchased pursuant to Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At March 31, 2019, these securities amounted to $9,730,920 or 3.7% of net assets. These 144A securities have not been deemed illiquid.

**	Non-income producing security

ADR — American Depository Receipt

SP GDR — Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 99.5%
HEALTH CARE — 33.5%
Biotechnology — 12.3%
Allakos, Inc.**	30,642	$1,241,001
Argenx SE — ADR**	38,828	4,847,287
Array BioPharma, Inc.**	222,824	5,432,449
Atara Biotherapeutics, Inc.**	31,626	1,257,133
CareDx, Inc.**	136,407	4,299,549
Deciphera Pharmaceuticals, Inc.**	35,839	831,823
Global Blood Therapeutics, Inc.**	24,797	1,312,505
Mirati Therapeutics, Inc.**	36,776	2,695,681
Orchard Therapeutics PLC — ADR**	86,177	1,540,845
Principia Biopharma, Inc.**	37,939	1,289,926
Ra Pharmaceuticals, Inc.**	52,534	1,176,762
Sutro Biopharma, Inc.**	38,336	436,647
Twist Bioscience Corp.**	15,063	349,160
Vericel Corp.**	200,091	3,503,593

		30,214,361

Health Care Equipment & Supplies — 9.1%
BioLife Solutions, Inc.**	99,079	1,772,523
Cerus Corp.**	131,534	819,457
Establishment Labs Holdings, Inc.**	74,871	1,799,899
Inogen, Inc.**	7,477	713,081
iRhythm Technologies, Inc.**	16,366	1,226,795
OrthoPediatrics Corp.**	103,268	4,567,544
SI-BONE, Inc.**	108,381	2,041,898
Tactile Systems Technology, Inc.**	59,744	3,149,704
Tandem Diabetes Care, Inc.**	80,980	5,142,230
Vapotherm, Inc.**	56,495	1,110,127

		22,343,258

Pharmaceuticals — 4.9%
Acer Therapeutics, Inc.**	57,371	1,394,115
HEXO Corp.**	199,666	1,323,786
MyoKardia, Inc.**	73,074	3,799,117
Odonate Therapeutics, Inc.**	37,595	831,225
Reata Pharmaceuticals, Inc. — A**	25,505	2,179,912
Tricida, Inc.**	64,486	2,490,449

		12,018,604

Life Sciences Tools & Services — 4.6%
Codexis, Inc.**	158,335	3,250,617
Fluidigm Corp.**	361,727	4,807,352
NeoGenomics, Inc.**	165,308	3,382,202

		11,440,171

Health Care Technology — 1.8%
Inspire Medical Systems, Inc.**	77,919	4,424,241
Health Care Providers & Services — 0.8%
PetIQ, Inc.**	61,188	1,921,915

Total HEALTH CARE		82,362,550

	Number of Shares	Value (Note A)
INFORMATION TECHNOLOGY — 21.2%
Software — 14.6%
Altair Engineering, Inc. — A**	70,862	$2,608,430
Alteryx, Inc. — A**	54,155	4,541,980
Everbridge, Inc.**	72,506	5,438,675
Five9, Inc.**	88,337	4,666,844
Mimecast, Ltd.**	71,018	3,362,702
ShotSpotter, Inc.**	35,623	1,375,048
Smartsheet, Inc. — A**	66,145	2,698,055
Talend SA — ADR**	45,440	2,297,901
Telaria, Inc.**	340,898	2,161,293
The Rubicon Project, Inc.**	73,958	449,665
Upland Software, Inc.**	89,021	3,770,930
Zscaler, Inc.**	34,909	2,476,095

		35,847,618

Information Technology Services — 5.0%
3PEA International, Inc.**	125,554	998,154
Endava PLC — SP ADR**	87,929	2,418,048
Everi Holdings, Inc.**	111,103	1,168,804
I3 Verticals, Inc. — A**	111,670	2,682,313
Twilio, Inc. — A**	20,008	2,584,633
Virtusa Corp.**	47,133	2,519,259

		12,371,211

Semiconductors & Semiconductor Equipment — 1.6%
Inphi Corp.**	52,894	2,313,584
Lattice Semiconductor Corp.**	129,769	1,548,144

		3,861,728

Total INFORMATION TECHNOLOGY		52,080,557

CONSUMER DISCRETIONARY — 16.6%
Hotels, Restaurants & Leisure — 5.1%
Century Casinos, Inc.**	158,779	1,438,538
El Pollo Loco Holdings, Inc.**	64,453	838,534
Eldorado Resorts, Inc.**	38,648	1,804,475
Lindblad Expeditions Holdings, Inc.**	80,551	1,228,403
Monarch Casino & Resort, Inc.**	27,185	1,193,965
Noodles & Co.**	177,011	1,203,675
PlayAGS, Inc.**	94,988	2,273,063
Wingstop, Inc.	34,807	2,646,376

		12,627,029

Household Durables — 3.6%
Installed Building Products, Inc.**	32,514	1,576,929
Legacy Housing Corp.**	52,414	623,727
LGI Homes, Inc.**	42,989	2,589,657
Skyline Champion Corp.	117,611	2,234,609
The Lovesac Co.**	63,420	1,763,710

		8,788,632

Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.**	138,459	3,565,319

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
Movado Group, Inc.	24,601	$894,984

		4,460,303

Leisure Equipment & Products — 1.6%
Malibu Boats, Inc. — A**	59,061	2,337,634
MasterCraft Boat Holdings, Inc.**	71,675	1,617,705

		3,955,339

Diversified Consumer Services — 1.6%
K12, Inc.**	53,218	1,816,330
OneSpaWorld Holdings, Ltd.**	147,776	2,018,620

		3,834,950

Specialty Retail — 1.6%
Boot Barn Holdings, Inc.**	129,887	3,823,873
Distributors — 0.8%
Funko, Inc. — A**	91,518	1,987,771
Internet & Catalog Retail — 0.5%
Waitr Holdings, Inc.**	101,673	1,249,561

Total CONSUMER DISCRETIONARY		40,727,458

INDUSTRIALS — 12.7%
Construction & Engineering — 2.6%
Ameresco, Inc. — A**	79,120	1,280,162
Argan, Inc.	40,004	1,998,200
Comfort Systems USA, Inc.	19,060	998,553
NV5 Global, Inc.**	20,935	1,242,702
Sterling Construction Co., Inc.**	78,123	978,100

		6,497,717

Machinery — 2.1%
Columbus McKinnon Corp.	38,023	1,306,090
Kadant, Inc.	14,631	1,286,943
Kornit Digital, Ltd.**	53,158	1,265,160
Luxfer Holdings PLC	50,239	1,254,970

		5,113,163

Aerospace & Defense — 1.7%
Kratos Defense & Security
Solutions, Inc.**	117,971	1,843,887
Mercury Systems, Inc.**	36,415	2,333,473

		4,177,360

Airlines — 1.5%
Controladora Vuela Cia de Aviacion SAB de CV — ADR**	258,975	2,206,467
Mesa Air Group, Inc.**	176,255	1,469,967

		3,676,434

Electrical Equipment — 1.4%
Bloom Energy Corp. — A**	106,341	1,373,926
TPI Composites, Inc.**	73,646	2,107,749

		3,481,675

Professional Services — 1.4%
ICF International, Inc.	16,662	1,267,645

	Number of Shares	Value (Note A)
Willdan Group, Inc.**	55,079	$2,041,779

		3,309,424

Building Products — 0.8%
American Woodmark Corp.**	23,705	1,958,744
Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc. — A**	48,718	1,732,412
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.**	56,952	1,312,744

Total INDUSTRIALS		31,259,673

CONSUMER STAPLES — 4.9%
Food Products — 2.3%
Freshpet, Inc.**	84,329	3,566,273
Limoneira Co.	81,988	1,929,178

		5,495,451

Beverages — 0.8%
Primo Water Corp.**	131,954	2,040,009
Food & Staples Retailing — 0.7%
The Chefs’ Warehouse, Inc.**	55,115	1,711,321
Personal Products — 0.6%
Medifast, Inc.	11,846	1,510,957
Tobacco — 0.5%
Turning Point Brands, Inc.	28,074	1,293,931

Total CONSUMER STAPLES		12,051,669

FINANCIALS — 4.4%
Insurance — 2.6%
eHealth, Inc.**	48,209	3,005,349
Goosehead Insurance, Inc. — A	50,572	1,409,947
Kinsale Capital Group, Inc.	30,606	2,098,653

		6,513,949

Thrifts & Mortgage Finance — 1.0%
NMI Holdings, Inc. — A**	94,675	2,449,242
Commercial Banks — 0.8%
OFG Bancorp	50,458	998,564
TriState Capital Holdings, Inc.**	43,543	889,583

		1,888,147

Total FINANCIALS		10,851,338

ENERGY — 3.1%
Energy Equipment & Services — 2.4%
Cactus, Inc. — A**	47,253	1,682,207
DMC Global, Inc.	52,005	2,581,528
Solaris Oilfield Infrastructure, Inc. — A	100,052	1,644,855

		5,908,590

Oil, Gas & Consumable Fuels — 0.7%
Callon Petroleum Co.**	81,412	614,661

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
Geopark, Ltd.**	61,044	$1,055,451

		1,670,112

Total ENERGY		7,578,702

COMMUNICATION SERVICES — 2.8%
Diversified Telecommunication Services — 2.3%
Bandwidth, Inc. — A**	83,548	5,594,374
Interactive Media & Services — 0.5%
QuinStreet, Inc.**	94,549	1,266,011

Total COMMUNICATION SERVICES		6,860,385

MATERIALS — 0.3%
Metals & Mining — 0.3%
Materion Corp.	10,910	622,525

Total MATERIALS		622,525

Total EQUITY SECURITIES (Cost $169,137,396)		244,394,857

TOTAL INVESTMENTS (COST $169,137,396)	99.5%	$244,394,857
Other Assets In Excess Of Liabilities	0.5%	1,265,315

Net Assets	100.0%	$245,660,172

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Small Cap Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 99.3%
HEALTH CARE — 26.9%
Biotechnology — 13.9%
Allakos, Inc.**	17,358	$702,999
Argenx SE — ADR**	25,704	3,208,887
Array BioPharma, Inc.**	151,201	3,686,280
Ascendis Pharma AS — ADR**	19,888	2,340,818
Atara Biotherapeutics, Inc.**	25,832	1,026,822
Blueprint Medicines Corp.**	26,720	2,138,936
CareDx, Inc.**	65,946	2,078,618
Global Blood Therapeutics, Inc.**	17,738	938,872
Mirati Therapeutics, Inc.**	16,855	1,235,471
Orchard Therapeutics PLC — ADR**	58,705	1,049,645
Repligen Corp.**	13,369	789,841
Sarepta Therapeutics, Inc.**	16,466	1,962,583
Vericel Corp.**	98,256	1,720,463

		22,880,235

Health Care Equipment & Supplies — 5.3%
Glaukos Corp.**	16,838	1,319,594
Insulet Corp.**	9,255	880,058
iRhythm Technologies, Inc.**	10,484	785,881
SI-BONE, Inc.**	80,954	1,525,173
Tactile Systems Technology, Inc.**	27,202	1,434,089
Tandem Diabetes Care, Inc.**	43,528	2,764,028

		8,708,823

Pharmaceuticals — 2.8%
HEXO Corp.**	132,439	878,071
MyoKardia, Inc.**	49,830	2,590,662
Reata Pharmaceuticals, Inc. — A**	14,205	1,214,101

		4,682,834

Health Care Technology — 2.7%
Inspire Medical Systems, Inc.**	52,578	2,985,379
Omnicell, Inc.**	18,084	1,461,911

		4,447,290

Health Care Providers & Services — 1.1%
BioTelemetry, Inc.**	12,379	775,173
Guardant Health, Inc.**	14,414	1,105,554

		1,880,727

Life Sciences Tools & Services — 1.1%
Fluidigm Corp.**	133,728	1,777,245

Total HEALTH CARE		44,377,154

INFORMATION TECHNOLOGY — 26.5%
Software — 16.6%
Altair Engineering, Inc. — A**	26,788	986,066
Alteryx, Inc. — A**	48,883	4,099,817
Coupa Software, Inc.**	11,905	1,083,117
CyberArk Software, Ltd.**	5,842	695,490
Elastic NV**	10,045	802,294
Everbridge, Inc.**	46,877	3,516,244
Five9, Inc.**	68,037	3,594,395

	Number of Shares	Value (Note A)
Mimecast, Ltd.**	26,204	$1,240,759
New Relic, Inc.**	8,547	843,589
RingCentral, Inc. — A**	32,020	3,451,756
Smartsheet, Inc. — A**	38,019	1,550,795
The Trade Desk, Inc. — A**	12,942	2,561,869
Zscaler, Inc.**	41,864	2,969,414

		27,395,605

Information Technology Services — 6.8%
Endava PLC — SP ADR **	54,033	1,485,907
EPAM Systems, Inc.**	12,775	2,160,636
EVERTEC, Inc.	70,158	1,951,094
Evo Payments, Inc. — A**	27,454	797,539
MongoDB, Inc.**	8,218	1,208,210
Twilio, Inc. — A**	27,889	3,602,700

		11,206,086

Semiconductors & Semiconductor Equipment — 2.0%
Inphi Corp.**	31,828	1,392,157
Lattice Semiconductor Corp.**	85,976	1,025,694
Monolithic Power Systems, Inc.	5,731	776,493

		3,194,344

Communications Equipment — 1.1%
Acacia Communications, Inc.**	32,365	1,856,133

Total INFORMATION TECHNOLOGY		43,652,168

CONSUMER DISCRETIONARY — 23.4%
Hotels, Restaurants & Leisure — 6.4%
Eldorado Resorts, Inc.**	65,690	3,067,066
Planet Fitness, Inc. — A**	48,823	3,355,117
PlayAGS, Inc.**	47,086	1,126,768
Red Rock Resorts, Inc. — A	31,388	811,380
Wingstop, Inc.	28,529	2,169,060

		10,529,391

Specialty Retail — 3.7%
Boot Barn Holdings, Inc.**	43,634	1,284,585
Carvana Co.**	16,317	947,365
Five Below, Inc.**	12,530	1,556,853
Monro, Inc.	27,654	2,392,624

		6,181,427

Diversified Consumer Services — 3.3%
Bright Horizons Family Solutions, Inc.**	7,079	899,812
Chegg, Inc.**	42,277	1,611,599
Grand Canyon Education, Inc.**	11,346	1,299,230
Strategic Education, Inc.	12,468	1,637,173

		5,447,814

Household Durables — 3.2%
LGI Homes, Inc.**	28,371	1,709,069
Roku, Inc.**	34,456	2,222,757
TopBuild Corp.**	20,413	1,323,171

		5,254,997

Leisure Equipment & Products — 1.8%
Callaway Golf Co.	35,604	567,172
Malibu Boats, Inc. — A**	31,247	1,236,756

Driehaus Small Cap Growth Fund

Schedule of Investments

March 31, 2019 (unaudited)

	Number of Shares	Value (Note A)
YETI Holdings, Inc.**	38,032	$1,150,468

		2,954,396

Auto Components — 1.7%
Fox Factory Holding Corp.**	39,534	2,763,031
Textiles, Apparel & Luxury Goods — 1.6%
Crocs, Inc.**	54,195	1,395,521
Deckers Outdoor Corp.**	8,726	1,282,635

		2,678,156

Internet & Catalog Retail — 1.2%
Etsy, Inc.**	28,986	1,948,439
Distributors — 0.5%
Pool Corp.	5,492	906,015

Total CONSUMER DISCRETIONARY		38,663,666

INDUSTRIALS — 9.2%
Machinery — 2.1%
Chart Industries, Inc.**	13,249	1,199,299
John Bean Technologies Corp.	8,816	810,102
Kornit Digital, Ltd.**	42,094	1,001,837
Woodward, Inc.	5,078	481,851

		3,493,089

Aerospace & Defense — 2.0%
Axon Enterprise, Inc.**	13,202	718,321
Kratos Defense & Security Solutions, Inc.**	70,201	1,097,242
Mercury Systems, Inc.**	23,289	1,492,359

		3,307,922

Professional Services — 1.5%
FTI Consulting, Inc.**	21,245	1,632,041
ICF International, Inc.	10,577	804,698

		2,436,739

Building Products — 0.9%
American Woodmark Corp.**	17,461	1,442,802
Air Freight & Logistics — 0.8%
Air Transport Services Group, Inc.**	55,710	1,284,116
Electrical Equipment — 0.8%
TPI Composites, Inc.**	44,850	1,283,607
Commercial Services & Supplies — 0.6%
The Brink’s Co.	14,512	1,094,350
Trading Companies & Distributors — 0.5%
Rush Enterprises, Inc. — A	19,330	808,187

Total INDUSTRIALS		15,150,812

FINANCIALS — 3.8%
Real Estate Investment Trust — 2.3%
Americold Realty Trust	60,246	1,838,105
Rexford Industrial Realty, Inc.	26,029	932,098
Ryman Hospitality Properties, Inc.	12,037	989,923

		3,760,126

Commercial Banks — 0.6%
First BanCorp Puerto Rico	86,198	987,829
Insurance — 0.5%
eHealth, Inc.**	13,176	821,392

	Number of Shares	Value (Note A)
Thrifts & Mortgage Finance — 0.4%
LendingTree, Inc.**	2,154	$757,260

Total FINANCIALS		6,326,607

CONSUMER STAPLES — 3.4%
Food Products — 1.9%
Freshpet, Inc.**	45,273	1,914,595
The Simply Good Foods Co.**	57,758	1,189,237

		3,103,832

Personal Products — 0.9%
Inter Parfums, Inc.	19,615	1,488,190
Beverages — 0.6%
The Boston Beer Co., Inc. — A**	3,648	1,075,175

Total CONSUMER STAPLES		5,667,197

MATERIALS — 2.4%
Chemicals — 1.9%
Ingevity Corp.**	30,466	3,217,514
Metals & Mining — 0.5%
SSR Mining, Inc.**	60,856	770,437

Total MATERIALS		3,987,951

ENERGY — 1.5%
Energy Equipment & Services — 1.0%
Cactus, Inc. — A**	25,837	919,797
Nine Energy Service, Inc.**	31,273	708,333

		1,628,130

Oil, Gas & Consumable Fuels — 0.5%
Tellurian, Inc.**	67,043	750,882

Total ENERGY		2,379,012

COMMUNICATION SERVICES — 1.3%
Diversified Telecommunication Services — 0.8%
Bandwidth, Inc. — A**	19,116	1,280,007
Entertainment — 0.5%
World Wrestling Entertainment, Inc. — A	10,625	922,038

Total COMMUNICATION SERVICES		2,202,045

UTILITIES — 0.9%
Water Utilities — 0.9%
AquaVenture Holdings, Ltd.**	79,085	1,530,295

Total UTILITIES		1,530,295

Total EQUITY SECURITIES (Cost $129,176,244)		163,936,907

TOTAL INVESTMENTS (COST $129,176,244)	99.3%	$163,936,907
Other Assets In Excess Of Liabilities	0.7%	1,079,009

Net Assets	100.0%	$165,015,916

**	Non-income producing security

ADR — American Depository Receipt

SP ADR — Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

A. Portfolio Valuation:

Equity securities and exchange-traded options are valued at the last sale price as of the close of the primary exchange or other designated time. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by level within the fair value hierarchy as of March 31, 2019 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Fund	March 31, 2019	Price	Inputs	Inputs
Driehaus Emerging Markets Growth Fund
Investments in Securities*	$ 1,523,841,320	$ 1,523,841,320	$—	$—

Driehaus Emerging Markets Small Cap Growth Fund
Investments in Securities*	$ 70,574,089	$ 70,574,089	$—	$—

Driehaus Frontier Emerging Markets Fund
Investments in Securities*	$ 8,742,703	$ 8,742,703	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$ 249,758,198	$ 249,758,198	$—	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$ 244,394,857	$ 244,394,857	$—	$—

Driehaus Small Cap Growth Fund
Investments in Securities*	$ 163,936,907	$ 163,936,907	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

B. Foreign Currency Spot Contracts

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On March 31, 2019, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates.

C. Equity Certificates

The Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement. As of March 31, 2019, the Funds had no outstanding equity certificates.

D. Federal Income Taxes

At March 31, 2019, the federal income tax basis and unrealized appreciation (depreciation) for all investments were as follows:

		Gross	Gross	Net
Fund	Basis	Appreciation	Depreciation	Appreciation
Driehaus Emerging Markets Growth Fund	$1,236,340,791	$315,410,756	$(27,910,227)	$287,500,529
Driehaus Emerging Markets Small Cap Growth Fund	61,115,829	11,629,625	(2,171,365)	9,458,260
Driehaus Frontier Emerging Markets Fund	7,346,031	1,625,747	(229,075)	1,396,672
Driehaus International Small Cap Growth Fund	222,184,142	36,015,581	(8,441,525)	27,574,056
Driehaus Micro Cap Growth Fund	172,809,871	77,979,798	(6,394,812)	71,584,986
Driehaus Small Cap Growth Fund	130,754,318	35,209,647	(2,027,058)	33,182,589